Basis of presentation and statement of compliance (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Average rate (€1 equals to USD)	1.0806	1.0933	1.0530
Closing rate (€1 equals to USD)	1.0866	1.0387	1.0666